Related Party Transactions - Summary of Detailed Information About Additional Information of Transactions With Related Parties (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	$ 125,745,131	$ 42,111,072	$ 70,988,340
Interest income from immediate holding company	101,159,079	17,562,104
Staff costs	20,156,843
Premises cost	14,010,263
Office renovation		869,214
Total of recharge from immediate holding company	34,167,106
Net changes in fair value on derivative financial asset entered into with a related party controlled by a director of the Company	321,797,949
Consideration received for disposal of investments to a related party controlled by a director of the Company	972,215,580
Consideration received for settlement of derivatives contracts with a related party controlled by a director of the Company	618,682,641
Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Staff costs		17,936,752	11,678,050
Premises cost		5,300,986	9,329,432
Office renovation			1,250,906
Other operating (income)/expenses, net		9,798,649	(1,753,759)
Total of recharge from immediate holding company		33,905,601	20,504,629
Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Consideration received for settlement of financial asset at fair value through profit or loss by a fellow subsidiary	195,789,033
Related Party Controlled By a Director of Company [Member]
Disclosure of transactions between related parties [line items]
Net changes in fair value on derivative financial asset entered into with a related party controlled by a director of the Company		1,165,220,000
Underwriting Services [Member] | Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions		26,420,072
Financial Advisory Service [Member] | Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	30,231,825	15,691,000	70,988,340
Financial Advisory Service [Member] | Related Party Controlled By a Director of Company [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	95,513,306
Management Fee Income [Member] | Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Management fee paid to immediate holding company	150,000	150,000
Investment Advisory Fee [Member] | Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Services received, related party transactions	180,000	180,000	180,000
Insurance Commission [Member] | Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Services received, related party transactions	105,251	84,133	57,063
Asset Management Services [Member] | Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	1,362	457,431	5,784,775
Asset Management Services [Member] | Entities with joint control or significant influence over entity [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	2,672,527	478,611
Acquisition of Investment [Member] | Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Acquisition of investment from immediate holding company	556,161,528
Acquisition of Investment [Member] | Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Acquisition of investments from a fellow subsidiary	148,671,602		$ 72,072,000
Administrative Service Fees [Member] | Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Administrative service fee paid to immediate holding company	24,000,000	12,000,000
Investment banking service [Member] | Entities with joint control or significant influence over entity [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions		2,999,584
Interest income [Member] | Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Interest income from immediate holding company	$ 101,159,079	$ 17,562,104